Label	Element	Value
Amplify BlueStar Israel Technology ETF | Check Point Software Technologies, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Amplify BlueStar Israel Technology ETF | CyberArk Software, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.50%
Amplify BlueStar Israel Technology ETF | Elbit Systems Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.20%
Amplify BlueStar Israel Technology ETF | Amdocs, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.10%
Amplify BlueStar Israel Technology ETF | Monday.com Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.00%
Amplify BlueStar Israel Technology ETF | Nice Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Amplify BlueStar Israel Technology ETF | Wix.com, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Amplify BlueStar Israel Technology ETF | SentinelOne, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Amplify BlueStar Israel Technology ETF | Nova Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify BlueStar Israel Technology ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify BlueStar Israel Technology ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	71.50%
Amplify BlueStar Israel Technology ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
Amplify BlueStar Israel Technology ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Amplify BlueStar Israel Technology ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Amplify BlueStar Israel Technology ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Amplify BlueStar Israel Technology ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Amplify BlueStar Israel Technology ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Amplify BlueStar Israel Technology ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%